AURORA 10Q - UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Net Cash Provided by (Used in) Financing Activities [Abstract]
Cash - Beginning of period	$ 346,065,000	$ 978,874,000
Aurora Acquisition Corp
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)	(959,086)	2,795,946
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Interest earned on marketable securities held in Trust Account	(2,156,230)	0
Fair Value Adjustment of Warrants	8,089	(5,891,413)
Gain on deferred underwiting fee	0	(182,658)
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses and other current assets	57,917	202,299
Accounts receivable	(1,250,000)	502,956
Accounts payable and accrued offering costs	(1,107,150)	2,114,151
Deferred credit liability	8,750,000	0
Net Cash Provided by (Used in) Operating Activities, Total	3,343,540	(458,719)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment of cash into Trust Account	0	(443,751)
Cash withdrawn from Trust Account in connection with redemption	263,123,592	0
Net Cash Provided by (Used in) Investing Activities, Total	263,123,592	(443,751)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from promissory note - related party	0	900,100
Repayment of promissory note - related party	(2,400,000)	0
Redemption of Class A ordinary shares	(263,123,592)	0
Net cash provided by (used in) financing activities	(265,523,592)	900,100
Net Change in Cash	943,540	(2,370)
Cash - Beginning of period	285,307	37,645
Cash - End of period	1,228,847	35,275
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Adjustment to redemption value	16,999,995	287,884
Deferred underwriting fee payable	$ 0	$ 8,322,442